Revenue (Details) - Schedule of Components of Revenue, Net - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Revenue, Net [Line Items]
Total	$ 2,246,897	$ 2,681,008	$ 4,487,882	$ 5,295,626	$ 9,897,233	$ 8,826,206
Facilitation revenue (net) [Member]
Schedule of Components of Revenue, Net [Line Items]
Revenue	2,239,538	2,681,008	4,445,940	5,295,626
Other operating revenues [Member]
Schedule of Components of Revenue, Net [Line Items]
Revenue	$ 7,359		$ 41,942